SHARE CAPITAL - Broker Warrants (Details) - USD ($)			1 Months Ended		12 Months Ended
	Mar. 15, 2019	Feb. 28, 2019	Mar. 31, 2019	Feb. 28, 2019	Dec. 31, 2019
Broker Warrants
Proceeds from issuing shares					$ 11,483,496
Underwritten Public Offering
Broker Warrants
Number of offerings completed			2	2
Proceeds from issuing shares			$ 5,000,000	$ 5,000,000
Number of broker warrants issued	72,222	72,222	144,444	144,444
Average risk-free interest rate (as a percent)	2.43%	2.51%
Expected life (in years)	3 years	3 years
Price of the stock on the grant date (in dollars per share)	$ 4.50	$ 4.50
Expected volatility (as a percent)	82.00%	81.00%